Income Taxes - Valuation allowances (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Income Taxes
Valuation allowance at beginning of year	$ (10)	$ (1)
Increases recorded to income tax provision	(17)	(9)
Valuation allowance at end of year	(27)	(10)
Unrecognized tax benefits	0	0
Accrued interest or penalties related to uncertain tax positions	0	0
Interest and penalty expense recognized related to uncertain tax positions	$ 0	$ 0
Number of income tax examinations pending | item	0